Notes Payable Related Parties	1 Months Ended	6 Months Ended
	Mar. 31, 2013	Sep. 30, 2013
Debt Disclosure [Abstract]
Notes Payable, Related Parties

Note 3 – Notes Payable, Related Parties

During the period ended March 31, 2013, Anthony Passmore advanced funds of $2,000 to the Company. The advances were non-interest bearing and due on demand. Mr. Passmore forgave all amounts due as of March 31, 2013.

Note 3 – Notes Payable, Related Parties

During the period ended March 31, 2013, Anthony Passmore advanced funds of $2,000 to the Company. The advances were non-interest bearing and due on demand. Mr. Passmore forgave all amounts due as of March 31, 2013. During the six month period ended September 30, 2013, no other debt activity occurred.